SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
SHARE CAPITAL
14.	SHARE CAPITAL

(a)	Authorized share capital

The Company has an unlimited number of common shares without par value authorized for issue. The Company has an unlimited number of Class A and Class B preferred shares without par value authorized for issue. Each class can be issuable in series. No preferred shares have ever been issued.

(b)	Share options

In June 2017, upon approval by shareholders, the Company adopted an Omnibus Incentive Plan (the “Omnibus Plan”) to supplement and eventually replace the then-existing stock option plan (the "2016 Plan"). Pursuant to the Omnibus Plan, the Company may grant stock options (“Options”), restricted share units (“RSUs”), performance based restricted share units (“PSUs”), and deferred share units (“DSUs”) to eligible employees, officers, directors, or consultants. The maximum number of common shares that the Company may issue is limited to 10% of the outstanding common shares, less the number of stock options already outstanding pursuant to the 2016 Plan and the Omnibus Plan, less twice the number of common shares counted as RSU, PSU, and DSU awards. There are additional limits with respect to insiders, individual grants, annual grants, and the number of which may be awarded to non-executive directors.

Options granted under the 2016 Plan will remain outstanding and be governed by the terms of the 2016 Plan. Options granted after the adoption of the Omnibus Plan will be governed by the Omnibus Plan.

Pursuant to the Omnibus Plan, options are non-transferable. The exercise price of options shall not be less than the closing price of the common shares on the Toronto Stock Exchange on the last business day immediately preceding the date of grant. Grant date share price is the closing market price on the day the options were granted. Options have expiry dates of no later than 10 years after the date of grant and will cease to be exercisable three months following the termination of the participant’s employment or engagement.

Pursuant to the 2016 Plan, options are non-transferable, subject to permitted transferees, and the aggregate may not exceed 10% of the outstanding shares at the time of an option grant and the aggregate to any one person may not exceed 5% of the outstanding shares. The exercise price of options is determined by the Board of Directors but shall not be less than the closing price of the common shares on the Toronto Stock Exchange on the last business day immediately preceding the date of grant. Grant date share price is the closing market price on the day the options were granted. Options have expiry dates of no later than 5 years after the date of grant and cease to be exercisable 90 days following the termination of the participant’s employment or engagement.

	2018			2017
	Options (000’s)	Weighted average exercise price		Options (000’s)	Weighted average exercise price
Outstanding, beginning of year	8,237	C$	1.22	9,049	C$	1.18
Granted	1,810		1.59	1,101		1.63
Forfeited/Expired	(1,134)		1.71	(468)		1.71
Exercised	(591)		0.76	(1,445)		1.08
Outstanding, end of year	8,322	C$	1.27	8,237	C$	1.22
Exercisable, end of year	6,461	C$	1.15	5,448	C$	1.08

Exercise price	Options outstanding (000’s)	Weighted average remaining contractual life (years)	Options exercisable (000’s)
C$0.65	1,897	1.43	1,897
C$0.71	1,376	1.95	1,376
C$0.86	250	0.84	250
C$1.31	1,153	0.49	1,153
C$1.57	336	4.09	121
C$1.60	1,262	4.45	200
C$1.63	684	3.44	363
C$2.00	8	0.05	8
C$2.16	435	2.99	310
C$2.19	917	2.44	783
	8,318	2.29	6,461

During the year ended December 31, 2018, the Company recorded share-based compensation expense relating to share options of $611 (2017 – $1,124).

The weighted average fair value of options granted during the year ended December 31, 2018 was C$0.66 (2017 – C$0.69). The fair value of options granted was determined using the following weighted average assumptions at the time of the grant using the Black Scholes option pricing model:

	2018	2017
Risk-free interest rate	1.95%	0.79%
Expected life (years)	2.89	2.63
Annualized volatility	62%	68%
Forfeiture rate	14%	13%

The annualized volatility assumption is based on the historical and implied volatility of the Company’s common share price. The risk-free interest rate assumption is based on yield curves on government bonds with a remaining term equal to the expected life of the options.

(c)	Restricted share units ("RSUs") and deferred share units ("DSUs")

DSUs are awards to participants for office, directorship, or employment, which settle upon termination of service of the participant. Vesting conditions for DSUs are set by the Board. Upon settlement, DSUs entitle the recipient to receive common shares, a cash equivalent, or a combination thereof. The choice of settlement method is at the Company's sole discretion. Timing of settlement after vesting occurs at the discretion of the participant, and can be any time between the date of termination of service of the participant and December 15th of the following calendar year. The DSUs granted to date have vested immediately.

RSUs are awards for service which upon vesting and settlement entitle the recipient to receive common shares, a cash equivalent, or a combination thereof. Vesting conditions for RSUs are set by the Board but cannot exceed three years. The choice of settlement method is at the Company's sole discretion. The RSUs granted to date vest in several tranches over three years. An estimated forfeiture rate of 15% was used in the determination of fair value for the purposes of computing share based compensation expense in the consolidated financial statements.

PSUs are a subset of RSUs, but PSUs have one or more performance conditions. PSUs may only be settled through the issuance of common shares. No PSUs have been granted to date.

The fair values of the DSUs and RSUs granted to employees and directors have been estimated by reference to the fair value on the grant date of the equity instruments granted. The Company has no history of paying dividends, and consequently, no amounts in respect of dividends were included in the estimates of fair value of the equity instruments granted.

The following table summarizes information about the DSUs outstanding at December 31, 2018 and 2017:

	2018			2017
	Number of units	Weighted average grant date fair value (C$/unit)		Number of units	Weighted average grant date fair value (C$/unit)
Balance at January 1	89,200	C$	1.59	–	C$	–
Granted	183,000		1.59	89,200		1.59
Settled	(20,800)		1.62	–		–
Outstanding at December 31	251,400	C$	1.59	89,200	C$	1.59

The following table summarizes information about the RSUs outstanding at December 31, 2018 and 2017:

	2018			2017
	Number of units	Weighted average grant date fair value (C$/unit)		Number of units	Weighted average grant date fair value (C$/unit)
Balance at January 1	476,600	C$	1.61	–	C$	–
Granted	585,200		1.59	483,000		1.61
Settled	(170,799)		1.61	–		–
Cancelled	(157,334)		1.61	(6,400)		1.65
Outstanding at December 31	733,667	C$	1.59	476,600	C$	1.61

During the year ended December 31, 2018, the Company recorded share-based compensation expense relating to RSUs and DSUs of $710 (2017 – $289).

(d)	Share purchase warrants

As part of the Company’s July 2016 financing, the Company issued 9,343,750 share purchase warrants. Each warrant entitled the holder thereof to purchase one common share at a price of $2.25 per share until January 12, 2018. The fair value per share purchase warrant was determined to be $0.43, using the following weighted average assumptions at the time of the issuance using the Black Scholes option pricing model:

Share price at measurement date	C$	1.47
Risk-free interest rate		0.69%
Expected life (years)		1.5
Annualized volatility		88%

All share purchase warrants expired unexercised on January 12, 2018 (December 31, 2017 – 9,343,750 outstanding).